Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
August 31, 2024
SO-NPRT3-1024
1.805748.120
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	430,900	16,639
Interactive Media & Services - 0.9%
Zoominfo Technologies, Inc. (b)	2,004,200	19,822
Media - 1.5%
Interpublic Group of Companies, Inc.	756,600	24,673
Nexstar Media Group, Inc.	56,900	9,723
		34,396
TOTAL COMMUNICATION SERVICES		70,857
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 1.6%
Aptiv PLC (b)	335,200	23,977
Autoliv, Inc.	113,400	11,620
		35,597
Automobiles - 0.7%
Harley-Davidson, Inc.	446,800	16,728
Distributors - 0.8%
LKQ Corp.	404,000	16,802
Hotels, Restaurants & Leisure - 0.9%
Hilton Grand Vacations, Inc. (b)	295,000	11,381
Marriott Vacations Worldwide Corp.	128,400	9,502
		20,883
Household Durables - 0.9%
Tempur Sealy International, Inc.	392,200	20,563
Leisure Products - 1.5%
BRP, Inc.	222,500	16,137
Brunswick Corp.	150,800	11,921
Topgolf Callaway Brands Corp. (b)(c)	696,500	7,007
		35,065
Specialty Retail - 2.0%
Lithia Motors, Inc. Class A (sub. vtg.)	60,200	18,125
Signet Jewelers Ltd. (c)	145,300	12,220
Upbound Group, Inc.	455,200	15,158
		45,503
Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc. (c)	604,100	27,532
PVH Corp.	120,000	11,843
		39,375
TOTAL CONSUMER DISCRETIONARY		230,516
CONSUMER STAPLES - 5.9%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	502,000	18,378
Consumer Staples Distribution & Retail - 1.2%
U.S. Foods Holding Corp. (b)	455,000	26,941
Food Products - 2.8%
Bunge Global SA	217,800	22,081
Darling Ingredients, Inc. (b)	473,722	19,768
Lamb Weston Holdings, Inc.	372,500	23,065
		64,914
Personal Care Products - 1.1%
Kenvue, Inc.	1,138,800	24,997
TOTAL CONSUMER STAPLES		135,230
ENERGY - 7.0%
Energy Equipment & Services - 2.6%
Expro Group Holdings NV (b)	1,629,300	32,358
Tidewater, Inc. (b)	106,700	9,464
Valaris Ltd. (b)	278,600	17,011
		58,833
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (b)	584,700	15,781
Canadian Natural Resources Ltd.	1,145,500	41,465
Cheniere Energy, Inc.	99,500	18,433
Targa Resources Corp.	173,400	25,472
		101,151
TOTAL ENERGY		159,984
FINANCIALS - 18.7%
Banks - 4.1%
East West Bancorp, Inc.	438,873	36,896
First Citizens Bancshares, Inc.	19,800	40,208
Popular, Inc.	161,200	16,523
		93,627
Capital Markets - 3.4%
Ameriprise Financial, Inc.	62,000	27,865
LPL Financial	85,200	19,114
Raymond James Financial, Inc.	173,200	20,710
UBS Group AG	363,630	11,109
		78,798
Consumer Finance - 2.1%
OneMain Holdings, Inc.	472,200	23,331
PROG Holdings, Inc.	257,452	12,038
SLM Corp.	524,384	11,568
		46,937
Financial Services - 5.1%
Apollo Global Management, Inc.	254,600	29,465
Global Payments, Inc.	352,400	39,120
NCR Atleos Corp.	636,300	18,205
PennyMac Financial Services, Inc.	43,646	4,714
WEX, Inc. (b)	128,900	24,622
		116,126
Insurance - 4.0%
American Financial Group, Inc.	179,200	23,945
Assurant, Inc.	76,800	15,080
First American Financial Corp.	153,973	9,823
Reinsurance Group of America, Inc.	96,733	21,355
The Travelers Companies, Inc.	98,300	22,419
		92,622
TOTAL FINANCIALS		428,110
HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 0.7%
Teleflex, Inc.	62,000	15,201
Health Care Providers & Services - 4.5%
AdaptHealth Corp. (b)	1,119,100	12,299
Centene Corp. (b)	386,100	30,436
Cigna Group	75,600	27,353
CVS Health Corp.	590,400	33,794
		103,882
Life Sciences Tools & Services - 0.6%
Fortrea Holdings, Inc. (b)	603,400	13,914
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	111,500	12,932
TOTAL HEALTH CARE		145,929
INDUSTRIALS - 20.1%
Air Freight & Logistics - 0.8%
FedEx Corp.	61,700	18,434
Building Products - 2.3%
AZZ, Inc.	145,900	12,135
Builders FirstSource, Inc. (b)	160,100	27,857
Johnson Controls International PLC	159,700	11,634
		51,626
Commercial Services & Supplies - 1.5%
The Brink's Co.	167,600	18,592
Vestis Corp.	1,148,200	16,155
		34,747
Construction & Engineering - 1.6%
Fluor Corp. (b)	447,600	22,411
MDU Resources Group, Inc.	561,300	14,420
		36,831
Electrical Equipment - 2.2%
Regal Rexnord Corp.	154,000	25,843
Sensata Technologies PLC	617,500	23,805
		49,648
Ground Transportation - 2.4%
TFI International, Inc. (Canada)	113,700	16,827
U-Haul Holding Co. Class N	312,600	21,366
XPO, Inc. (b)	145,300	16,654
		54,847
Machinery - 5.6%
Allison Transmission Holdings, Inc.	244,600	22,687
Atmus Filtration Technologies, Inc.	596,800	21,395
Barnes Group, Inc.	256,300	10,262
Chart Industries, Inc. (b)(c)	89,500	10,955
CNH Industrial NV Class A	1,575,800	16,294
Gates Industrial Corp. PLC (b)	1,390,900	25,259
Timken Co.	257,100	21,733
		128,585
Professional Services - 1.2%
ManpowerGroup, Inc.	156,400	11,561
WNS Holdings Ltd.	271,357	16,064
		27,625
Trading Companies & Distributors - 2.5%
GMS, Inc. (b)	214,800	18,642
Herc Holdings, Inc.	113,500	16,613
WESCO International, Inc.	135,300	22,376
		57,631
TOTAL INDUSTRIALS		459,974
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 2.2%
Ciena Corp. (b)	316,900	18,269
Lumentum Holdings, Inc. (b)	563,100	32,440
		50,709
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (b)	608,200	19,760
Jabil, Inc.	163,200	17,834
		37,594
IT Services - 0.8%
GoDaddy, Inc. Class A (b)	107,000	17,913
Semiconductors & Semiconductor Equipment - 1.0%
ON Semiconductor Corp. (b)	292,800	22,800
Software - 0.8%
NCR Voyix Corp. (b)	1,302,300	17,568
TOTAL INFORMATION TECHNOLOGY		146,584
MATERIALS - 7.2%
Chemicals - 2.7%
Methanex Corp.	358,900	16,757
Olin Corp.	395,083	17,253
The Chemours Co. LLC	880,900	17,125
Westlake Corp.	74,000	10,763
		61,898
Containers & Packaging - 3.4%
Berry Global Group, Inc.	213,100	14,674
Graphic Packaging Holding Co.	491,400	14,708
International Paper Co.	396,100	19,179
O-I Glass, Inc. (b)	986,700	12,521
Smurfit Westrock PLC	355,400	16,853
		77,935
Metals & Mining - 0.6%
Constellium NV (b)	827,000	13,869
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	130,800	12,694
TOTAL MATERIALS		166,396
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Camden Property Trust (SBI)	126,800	15,875
EastGroup Properties, Inc.	99,576	18,561
Extra Space Storage, Inc.	130,700	23,134
Prologis, Inc.	204,237	26,106
Sun Communities, Inc.	99,900	13,510
Ventas, Inc.	575,400	35,738
Welltower, Inc.	203,300	24,534
		157,458
UTILITIES - 7.4%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	181,800	18,231
Constellation Energy Corp.	88,900	17,487
Edison International	383,600	33,385
PG&E Corp.	1,806,100	35,580
		104,683
Independent Power and Renewable Electricity Producers - 2.2%
The AES Corp.	1,485,500	25,447
Vistra Corp.	294,500	25,159
		50,606
Multi-Utilities - 0.6%
Sempra	169,200	13,905
TOTAL UTILITIES		169,194
TOTAL COMMON STOCKS (Cost $1,796,704)		2,270,232

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	18,739,601	18,743
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	37,976,027	37,980
TOTAL MONEY MARKET FUNDS (Cost $56,723)		56,723

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,853,427)	2,326,955
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(38,420)
NET ASSETS - 100.0%	2,288,535

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,639,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,457	370,661	375,375	806	-	-	18,743	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,475	588,820	587,315	609	-	-	37,980	0.2%
Total	59,932	959,481	962,690	1,415	-	-	56,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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